Basis of Preparation	12 Months Ended
Mar. 31, 2021
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Basis of Preparation
(2) Basis of Preparation
(a) Compliance with International Financial Reporting Standards
The Company’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”). The term “IFRS” also includes International Accounting Standards (IASs) and the related interpretations of the interpretations committees (SIC and IFRIC).
(b) Basis of Measurement
The consolidated financial statements have been prepared on the historical cost basis, except for certain assets and liabilities separately stated in note 3.
(c) Functional Currency and Presentation Currency
The consolidated financial statements are presented in Japanese yen, which is the functional currency of the Company. A
l
l financial information presented in Japanese yen has been rounded to the nearest million Japanese yen, except when otherwise indicated.
(d) New Accounting Standards and Interpretations Not Yet Adopted
None of new or amended standards and interpretations that have been issued as of the date of approval of the consolidated financial statements but are not effective and have not yet been adopted by Honda as of March 31, 2021 have a significant effect on the consolidated financial statements.
(e) Use of Estimates and Judgments
The preparation of consolidated financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies, the reported amount of assets, liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities. Actual results could differ from these estimates.
These estimates and underlying assumptions are reviewed on a continuous basis. Changes in these accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Regarding the spread of
COVID-19,
despite widespread vaccinations in certain countries, it is still unclear at present as to when COVID-19 will end. As of the date of this report, economic activities in major countries or regions have been on a recovery trend. Honda accounted for estimates using the assumptions that the market will recover to pre-COVID-19 level. As the spread of
COVID-19
may have more adverse impact on market trend and economic conditions, actual results in any future periods could differ materially from the estimates.
Information about judgments that have been made in the process of applying accounting policies and that have significant effects on the amounts reported in the consolidated financial statements is as follows:

•	Scope of subsidiaries, affiliates and joint ventures (notes 3(a) and 3(b))

•	Recognition of intangible assets arising from development (note 3(h))

•	Accounting for contracts including lease (note 3(i))
Information about accounting estimates and assumptions that have significant effects on the amounts reported in the consolidated financial statements is as follows:

•	Valuation of financial assets measured at amortized cost and debt securities classified into financial assets measured at fair value through other comprehensive income (notes 6, 7 and 8)

•	Fair value of financial instruments (note 26)

•	Net realizable value of inventories (note 9)

•	Recoverable amount of non-financial assets (notes 11, 12 and 13)

•	Measurement of provisions (note 17)

•	Measurement of net defined benefit liabilities (assets) (note 18)

•	Recoverability of deferred tax assets (note 23)

•	Likelihood and magnitude of outflows of resources embodying economic benefits required to settle contingent liabilities (note 28)